Cover	Feb. 16, 2024
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	NIKA PHARMACEUTICALS, INC.
Entity Central Index Key	0001145604
Entity Tax Identification Number	90-0292940
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2269 Merrimack Valley Avenue
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89044
City Area Code	702
Local Phone Number	326-3615
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false